Shareholder Report, Line Graph (Details) 74200004300_Franklin U.S. Core Equity -IU- Fund_Single Class_TSR Annual {Class A} - USD ($)								12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Aug. 19, 2019	Jul. 31, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name								Franklin U.S. Core Equity (IU) Fund
Accumulated Value	$ 24,109	$ 20,658	$ 16,281	$ 14,894	$ 15,582	$ 11,509	$ 10,000	$ 29,232
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Accumulated Value	22,495	19,446	16,061	14,257	15,389	11,093	10,000	$ 26,905
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 Index
Accumulated Value	$ 23,394	$ 20,110	$ 16,463	$ 14,567	$ 15,276	$ 11,196	$ 10,000	$ 27,971